ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Apparel – 3.0%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	25,024	$2,358,012

Biotechnology – 9.9%
Adaptimmune Therapeutics PLC*(a)(b)	216,299	1,726,066
Argenx SE (Netherlands)*(a)	16,983	4,458,377
Genmab A/S (Denmark)*(a)	44,706	1,636,687
Total Biotechnology		7,821,130

Building Materials – 2.1%
CRH PLC (Ireland)(a)	46,160	1,665,914

Commercial Services – 8.8%
Experian PLC (United Kingdom)(a)	44,176	1,663,226
New Oriental Education & Technology Group, Inc. (China)*(a)	14,215	2,125,143
TAL Education Group (China)*(a)	41,666	3,168,283
Total Commercial Services		6,956,652

Computers – 2.7%
Logitech International SA (Switzerland)(b)	27,551	2,129,968

Electric – 2.1%
Enel SpA (Italy)(a)	191,488	1,646,797

Electronics – 2.2%
ABB Ltd. (Switzerland)(a)	69,120	1,759,104

Food – 2.7%
Nestle SA (Switzerland)(a)	17,624	2,101,750

Healthcare - Products – 1.8%
Koninklijke Philips NV (Netherlands)*	30,275	1,427,466

Healthcare - Services – 2.9%
ICON PLC (Ireland)*	12,037	2,300,150

Internet – 12.4%
21Vianet Group, Inc. (China)*(a)	79,612	1,843,814
MercadoLibre, Inc. (Argentina)*	4,537	4,911,212
Tencent Holdings Ltd. (China)(a)	26,388	1,785,148
Vipshop Holdings Ltd. (China)*(a)	80,158	1,253,671
Total Internet		9,793,845

Media – 2.0%
Thomson Reuters Corp. (Canada)	19,751	1,575,537

Mining – 15.6%
AngloGold Ashanti Ltd. (Tanzania)(a)	120,233	3,171,747
Gold Fields Ltd. (South Africa)(a)	409,449	5,032,128
Rio Tinto PLC (Australia)(a)	29,826	1,801,192
Sibanye Stillwater Ltd. (South Africa)(a)	206,275	2,297,903
Total Mining		12,302,970

Pharmaceuticals – 10.7%
AstraZeneca PLC (United Kingdom)(a)	43,902	2,405,830
Dr Reddy’s Laboratories Ltd. (India)(a)	34,600	2,406,776
Novartis AG (Switzerland)(a)	17,616	1,531,887
Novo Nordisk A/S (Denmark)(a)	30,839	2,141,152
Total Pharmaceuticals		8,485,645

Semiconductors – 5.5%
ASML Holding NV (Netherlands)	7,578	2,798,328
NXP Semiconductors NV (Netherlands)	12,385	1,545,772
Total Semiconductors		4,344,100

Software – 2.2%
SAP SE (Germany)(a)(b)	11,211	1,746,786

Investments	Shares/Principal	Value
COMMON STOCKS (continued)

Telecommunications – 9.7%
Chunghwa Telecom Co., Ltd. (Taiwan)(a)(b)	35,816	$1,297,614
Mobile TeleSystems PJSC (Russia)(a)	160,369	1,400,021
Nice Ltd. (Israel)*(a)	21,884	4,968,325
Total Telecommunications		7,665,960

Transportation – 3.3%
ZTO Express Cayman, Inc. (China)(a)	88,346	2,643,312

Total Common Stocks (Cost $55,230,081)		78,725,098

MONEY MARKET FUND – 0.5%
Invesco Government & Agency Portfolio - Private Investment Class, 0.01%(c) (Cost $397,942)	397,942	397,942

REPURCHASE AGREEMENTS – 5.3%(d)
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $983,035, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.63%, 11/27/20-11/01/59, totaling $1,000,053)	$983,033	983,033
Daiwa Capital Markets America, dated 09/30/20, due 10/01/20, 0.09%, total to be received $983,035, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 11/15/20-03/01/52, totaling $998,223)	983,033	983,033
HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.07%, total to be received $983,035, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.50%, 11/15/25-10/20/49, totaling $1,000,080)	983,033	983,033
Morgan Stanley & Co. LLC, dated 09/30/20, due 10/01/20, 0.08%, total to be received $291,418, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.00%, 07/01/21-10/01/50, totaling $296,668)	291,417	291,417
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.08%, total to be received $983,035, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 10/27/20-07/15/61, totaling $1,000,581)	983,033	983,033
Total Repurchase Agreements (Cost $4,223,549)		4,223,549

Total Investments – 105.4% (Cost $59,851,572)		83,346,589
Liabilities in Excess of Other Assets – (5.4%)		(4,295,365)
Net Assets – 100.0%		$79,051,224

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,128,761; the aggregate market value of the collateral held by the fund is $4,223,549.
(c)	Rate shown reflects the 7-day yield as of September 30, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$78,725,098	$–	$–	$78,725,098
Money Market Fund	397,942	–	–	397,942
Repurchase Agreements	–	4,223,549	–	4,223,549
Total	$79,123,040	$4,223,549	$–	$83,346,589

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	3.0%
Biotechnology	9.9
Building Materials	2.1
Commercial Services	8.8
Computers	2.7
Electric	2.1
Electronics	2.2
Food	2.7
Healthcare - Products	1.8
Healthcare - Services	2.9
Internet	12.4
Media	2.0
Mining	15.6
Pharmaceuticals	10.7
Semiconductors	5.5
Software	2.2
Telecommunications	9.7
Transportation	3.3
Money Market Fund	0.5
Repurchase Agreements	5.3
Total Investments	105.4
Liabilities in Excess of Other Assets	(5.4)
Net Assets	100.0%